Significant transactions and balances with related parties - Summary of balances (Details) - BRL BRL in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related parties
Significant transactions and balances with related parties
Balances receivable (payable), net	BRL (2,975,732)	BRL (2,266,400)
Controlling shareholders
Significant transactions and balances with related parties
Balances payable	BRL (3,048,402)	(2,458,725)
Votorantim S.A.
Significant transactions and balances with related parties
Ownership interest held by controlling shareholders (as a percent)	29.42%
Votorantim S.A. | Rendering of services
Significant transactions and balances with related parties
Balances payable	BRL (2,224)	(392)
Votorantim S.A. | Land leases
Significant transactions and balances with related parties
Balances payable	BRL (196)
BNDES Participacoes S.A.
Significant transactions and balances with related parties
Ownership interest held by controlling shareholders (as a percent)	29.08%
BNDES Participacoes S.A. | Financing
Significant transactions and balances with related parties
Balances payable	BRL (3,045,982)	(2,458,333)
Votorantim Group companies
Significant transactions and balances with related parties
Balances receivable (payable), net	72,670	192,325
Votorantim S.A. | Financing
Significant transactions and balances with related parties
Balances receivable	9,924	9,777
Votener - Votorantim Comercializadora e Energia | Energy supplier
Significant transactions and balances with related parties
Balances payable	(1,018)
Banco Votorantim S.A. | Investments
Significant transactions and balances with related parties
Balances receivable	68,535	186,720
Votorantim Cimentos S.A. | Land leases
Significant transactions and balances with related parties
Balances payable	(532)
Votorantim Cimentos S.A. | Input supplier
Significant transactions and balances with related parties
Balances payable	(54)	(4)
Votorantim Siderurgia S.A. | Standing wood supplier
Significant transactions and balances with related parties
Balances payable	(3,690)	(2,140)
Sitrel - Siderurgia Tres Lagoas Ltda. | Land leases
Significant transactions and balances with related parties
Balances payable	(10)	(10)
Pedreira Pedra Negra | Input supplier
Significant transactions and balances with related parties
Balances payable		(11)
Nexa Resources (formerly Vototantim Metais Ltda.) | Chemical products supplier
Significant transactions and balances with related parties
Balances payable	(376)	(885)
Companhia Brasileira de Alumnio (CBA) | Land leases
Significant transactions and balances with related parties
Balances payable	BRL (109)	BRL (1,122)